Trade and Other Payables	12 Months Ended
Jan. 31, 2021
Trade and other payables [abstract]
Trade and Other Payables
21	Trade and Other Payables

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Current:
Trade payables	6,250	10,407
Accruals	7,250	8,593
Employee benefit liabilities	15,228	3,430
	28,728	22,430

Trade and other payables are unsecured and are normally settled within terms of trade however some the trade creditors are out of term as at 31 January 2021. The Group is actively working to bring all of the creditors in term. The carrying amounts are considered to be a reasonable approximation of fair value.

Employee benefits liabilities includes an accrual of $11.6m relating to phantom warrants. The Group uses the Black Scholes option pricing model to determine the fair value of the phantom warrants which have an exercise price of US$0.37 which vests in three tranches being 21 January 2021, 21 July 2021 and 21 January 2022 equal to 1.50% of the outstanding shares of the Company on the vesting date. There are no conditions or restrictions to receiving the benefit of all the phantom warrants for the full bonus calculation period. Each tranche of phantom warrants may be exercised for cash at any time in the three year period following vesting date and as such is recognised as a liability